EARNINGS (LOSS) PER SHARE - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Diluted earnings per share
Resulted of the period attributable for controlling shareholders'	R$ 175,625	R$ 10,035,111	R$ 10,480,342	R$ 7,277,867
Weighted average number of shares in the period (except treasury shares) - in thousands			1,347,176	1,349,222
Average number of potential shares (stock options) - in thousands			215	237
Weighted average number of shares (diluted) - in thousands			1,347,391	1,349,459
Diluted earnings (loss) per common share - R$	R$ 0.13054	R$ 7.43640	R$ 7.77825	R$ 5.39318